Cover Page Document	May 20, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	Sunnova Energy International Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38995
Entity Tax Identification Number	30-1192746
Entity Address, Address Line One	20 East Greenway Plaza, Suite 540
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	281
Local Phone Number	892-1588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001772695
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NOVA
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true